23. Provision for legal and administrative proceedings (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 18,734,644	R$ 16,757,282
Civil [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,046,521	1,286,252
Labor [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	523,236	763,505
Tax [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	16,530,061	14,528,617
Regulatory [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 634,826	R$ 178,908